SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from SGD into US$ has been made at the following exchange rates for the six months ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024

Year-end SGD:US$ exchange rate	1.2755	1.3574
Annual average SGD:US$ exchange rate	1.3312	1.3432

Translation of amounts from MYR into US$ has been made at the following exchange rates for the six months ended June 30, 2025 and 2024:

	June 30, 2025	June 30, 2024

Year-end MYR:US$ exchange rate	0.3015	0.2875
Annual average MYR:US$ exchange rate	0.3035	0.2846

SCHEDULE OF PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Leasehold building	3 years
Leasehold improvement	3-5 years
Tools and equipment	3 years
Furniture, fixtures and fittings	8 years
Office equipment	5-7 years
Computer equipment	3 years
Motor vehicles	5 years